000 B000000 12/31/1998
000 C000000 0001001642
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 WHITEROCK PORTFOLIO INVESTORS, L.L.C.
001 B000000 811-9104
001 C000000 5037312000
002 A000000 825 N.E. MULTNOMAH, SUITE 1600
002 B000000 PORTLAND
002 C000000 OR
002 D010000 97232
002 D020000 4116
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
010 A000001 HUDSON ADVISORS, L.L.C.
010 C010001 DALLAS
010 C020001 TX
010 C030001 75201
013 A000001 PRICEWATERHOUSE COOPERS LLP
013 B010001 FORT WORTH
013 B020001 TX
013 B030001 76102
013 B040001 4183
015 A000001 CHASE BANK
015 B000001 C
015 C010001 ARLINGTON
015 C020001 TX
015 C030001 76004
015 E010001 X
018  000000 N
019 A000000 N
019 B000000    0
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        0
022 A000001 BRAZOS FUND, L.P.
022 B000001 75-2588089
022 C000001         0
022 D000001         0
022 A000002 LONE STAR OPPORTUNITY FUND, L.P.
022 B000002 75-2677538
022 C000002      3561
022 D000002         0
022 C000003         0
022 D000003         0
022 C000004         0
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000       3561
023 D000000          0
024  000000 N
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
026 A000000 N
026 B000000 N
026 C000000 N
026 D000000 N
026 E000000 N
026 F000000 N
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 N
045  000000 N
048  000000  0.000
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
055 A000000 N
055 B000000 N
056  000000 N
057  000000 N
058 A000000 N
059  000000 Y
060 A000000 N
060 B000000 N
061  000000        0
062 A000000 N
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  0.0
066 A000000 Y
066 B000000 Y
066 C000000 N
066 D000000 N
066 E000000 N
066 F000000 N
066 G000000 N
067  000000 N
068 A000000 N
068 B000000 N
069  000000 N
070 A010000 N
070 A020000 N
070 B010000 N
070 B020000 N
070 C010000 N
070 C020000 N
070 D010000 N
070 D020000 N
070 E010000 N
070 E020000 N
070 F010000 N
070 F020000 N
070 G010000 N
070 G020000 N
070 H010000 N
070 H020000 N
070 I010000 N
070 I020000 N
070 J010000 Y
070 J020000 Y
070 K010000 N
070 K020000 N
070 L010000 N
070 L020000 N
070 M010000 N
070 M020000 N
070 N010000 N
070 N020000 N
070 O010000 Y
070 O020000 N
070 P010000 N
070 P020000 N
070 Q010000 N
070 Q020000 N
070 R010000 N
070 R020000 N
071 A000000      3561
071 B000000         0
071 C000000     21529
071 D000000    0
072 A000000 12
072 B000000        0
072 C000000     2978
072 D000000        0
072 E000000        5
072 F000000        0
072 G000000        0
072 H000000        0
072 I000000        0
072 J000000        0
072 K000000        0
072 L000000        0
072 M000000        0
072 N000000        0
072 O000000        8
072 P000000        0
072 Q000000        0
072 R000000        0
072 S000000        0
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000        0
072 X000000        8
072 Y000000        0
072 Z000000     2975
072AA000000        0
072BB000000        0
072CC010000      683
072CC020000        0
072DD010000        0
072DD020000        0
072EE000000        0
073 A010000   0.0000
073 A020000   0.0000
073 B000000   0.0000
073 C000000   2.3913
074 A000000        9
074 B000000        0
074 C000000        0
074 D000000        0
074 E000000        0
074 F000000        0
074 G000000        0
074 H000000        0
074 I000000    22429
074 J000000        0
074 K000000       31
074 L000000        0
074 M000000        0
074 N000000    22469
074 O000000        0
074 P000000       19
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000        0
074 S000000        0
074 T000000    22450
074 U010000     4960
074 U020000        0
074 V010000     4.53
074 V020000     0.00
074 W000000   0.0000
074 X000000      100
074 Y000000        0
075 A000000        0
075 B000000    21697
076  000000     4.53
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 N
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
077 Q010000 Y
077 Q020000 Y
077 Q030000 N
078  000000 N
080 A000000 NATIONAL UNION FIRE INSURANCE COMPANY
080 C000000      200
081 A000000 N
081 B000000   0
082 A000000 Y

082 B000000       10
083 A000000 N
083 B000000        0
084 A000000 N
084 B000000        0
085 A000000 Y
085 B000000 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
088 A000000 N
088 B000000 N
088 C000000 N
088 D000000 N
SIGNATURE   DAVE MCCAMPBELL
TITLE       VICE PRESIDENT/TREAS

This report is signed on behalf of the registrant in the city of Dallas, State of Texas, on the 20th day of October, 2000.

                                        WHITEROCK PORTFOLIO INVESTORS, L.L.C.


                                        By: /s/ Dave McCampbell
                                           -------------------------------------
                                           Vice President and Treasurer

Attest: /s/ Rhonda S. Brittain, FLMI
            Hudson Advisors, L.L.C., Administrator

                                                                       EXHIBIT A

                     [LETTERHEAD OF PRICEWATERHOUSECOOPERS]

To the Board of Managers of
WhiteRock Portfolio Investors, L.L.C.

In planning and performing our audit of the financial statements of WhiteRock Portfolio Investors, L.L.C. for the year ended December 31, 1998, we considered its internal control, including controls over safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of WhiteRock Portfolio Investors, L.L.C. is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgements by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal controls, errors or fraud may occur and may not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of any specific internal control component does not reduce to a relatively low level the risk that errors or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control, including weaknesses as defined above as of December 31, 1998.

This report is intended solely for the informatino and use of management and the Securities and Exchange Commission.

/s/ PricewaterhouseCoopers LLP

May 17, 1999

                                                                       EXHIBIT B

                             RESPONSE TO ITEM 77Q2

            Section 16(a) Beneficial Ownership Reporting Compliance

            The following persons currently associated or employed by WhiteRock Portfolio Investors, L.L.C. ("Registrant"), ordinarily would have been required to file a Section 16(a) beneficial ownership report with the Securities and Exchange Commission as of December 31, 1998. This filing would have been required to report the appointment of these persons as a managing member or key officer of Registrant. Units of participation in Registrant are not publicly offered, not traded in the secondary market, and consitute the only class of securities issued by Registrant.

            1.      Neil Rue, Managing Member.